Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Accounting Policies [Line Items]
Customer Billing Term		28 days
Minimum
Summary of Accounting Policies [Line Items]
Customer Contract Term		1 month
Intangible Asset, Useful Life		5 years
Lessee Leasing Arrangements, Operating Leases, Term of Contract		1 month
Lessee Leasing Arrangements, Prepaid Lease Term		1 month
Maximum
Summary of Accounting Policies [Line Items]
Customer Contract Term		12 months
Intangible Asset, Useful Life		40 years
Lessee Leasing Arrangements, Prepaid Lease Term		12 months
Direct Lease Acquisition Cost | Minimum
Summary of Accounting Policies [Line Items]
Intangible Asset, Useful Life	28 days	28 days
Direct Lease Acquisition Cost | Maximum
Summary of Accounting Policies [Line Items]
Intangible Asset, Useful Life	1 year	1 year